                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Duffy
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


        /s/ Kathleen Duffy               New York, NY              10/30/08
---------------------------------   ----------------------   -------------------
           [Signature]                   [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:         78

Form 13F Information Table Value Total:    1139190
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28 - 10208             Richmond Enterprises, Inc.
 2    28 - 10207             New York Community Bank
 3    28 - 10200             New York Community Bancorp, Inc.

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Peter B. Cannell & Co., Inc.
FORM 13F
30-Sep-08

                                                                                              Voting Authority
                                                                                             -----------------
                                   Title                Value   Shares/  Sh/  Put/  Invstmt    Other
         Name of Issuer          of class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
         --------------          --------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ABBOTT LABORATORIES              COM       002824100      1199    20818  SH         Defined     1,2,3    20818
AFFILIATED MANAGERS GROUP INC    COM       008252108      1346    16250  SH         Defined     1,2,3    16250
AFLAC INC                        COM       001055102      4583    78003  SH         Defined     1,2,3    78003
AGILENT TECHNOLOGIES INC         COM       00846U101      2503    84400  SH         Defined     1,2,3    84400
ALEXANDER & BALDWIN INC          COM       014482103      6017   136650  SH         Defined     1,2,3   136650
ALLERGAN INC                     COM       018490102     26513   514820  SH         Defined     1,2,3   514820
AMGEN INC                        COM       031162100       575     9700  SH         Defined     1,2,3     9700
ANADARKO PETROLEUM CORP          COM       032511107     43192   890370  SH         Defined     1,2,3   890370
APPLE INC                        COM       037833100       966     8500  SH         Defined     1,2,3     8500
BARRICK GOLD CORPORATION         COM       067901108       220     6000  SH         Defined     1,2,3     6000
BAXTER INTERNATIONAL INC         COM       071813109      2379    36251  SH         Defined     1,2,3    36251
BERKSHIRE HATHAWAY INC DEL       CL A      084670108       261        2  SH         Defined     1,2,3        2
BOARDWALK PIPELINE PTNRS         UT        096627104     28679  1392205  SH         Defined     1,2,3  1392205
BROOKFIELD ASSET MGMT INC        CL A      112585104     59819  2180007  SH         Defined     1,2,3  2180007
BROOKFIELD INFRASTRUCTURE PTNR   LP        G16252101      9159   582279  SH         Defined     1,2,3   582279
BURLINGTON NORTHERN SANTA FE C   COM       12189T104     55320   598505  SH         Defined     1,2,3   598505
CELGENE CORP                     COM       151020104     10343   163455  SH         Defined     1,2,3   163455
CERNER CORP                      COM       156782104      2820    63175  SH         Defined     1,2,3    63175
CHEVRON CORP                     COM       166764100       950    11522  SH         Defined     1,2,3    11522
CHUBB CORP                       COM       171232101       258     4700  SH         Defined     1,2,3     4700
CISCO SYSTEMS INC                COM       17275R102      4839   214500  SH         Defined     1,2,3   214500
CLEVELAND CLIFFS INC             COM       185896107     34261   647165  SH         Defined     1,2,3   647165
COGNIZANT TECHNOLOGY SOLUTIONS   CL A      192446102     31506  1380015  SH         Defined     1,2,3  1380015
COLGATE-PALMOLIVE CO             COM       194162103       835    11080  SH         Defined     1,2,3    11080
COMMSCOPE INC                    COM       203372107     43617  1259145  SH         Defined     1,2,3  1259145
DEERE & CO                       COM       244199105      1663    33600  SH         Defined     1,2,3    33600
DISH NETWORK CORP                CL A      25470M109       752    35800  SH         Defined     1,2,3    35800
DISNEY WALT CO.                  COM       254687106      2925    95296  SH         Defined     1,2,3    95296
DOMINION RESOURCES INC VA NEW    COM       25746u109       908    21222  SH         Defined     1,2,3    21222
DOVER CORPORATION                COM       260003108      1513    37300  SH         Defined     1,2,3    37300
DUKE ENERGY CORP NEW             COM       26441C105       777    44600  SH         Defined     1,2,3    44600
EMC CORP MASS                    COM       268648102      2440   204000  SH         Defined     1,2,3   204000
EV3 INC                          COM       26928A200     18710  1863500  SH         Defined     1,2,3  1863500
EXXON MOBIL CORP                 COM       30231G102      2085    26854  SH         Defined     1,2,3    26854
FIDELITY NATIONAL FINANCIAL INC  CL A      31620R105     10699   727800  SH         Defined     1,2,3   727800
FIRST FINANCIAL NORTHWEST INC    COM       32022K102     10822  1048600  SH         Defined     1,2,3  1048600
GENERAL ELECTRIC CO              COM       369604103      3036   119050  SH         Defined     1,2,3   119050
GENESIS ENERGY LP                UNIT      371927104     26409  1848050  SH         Defined     1,2,3  1848050
HARLEY DAVIDSON INC.             COM       412822108       224     6000  SH         Defined     1,2,3     6000
HUDSON CITY BANCORP              COM       443683107     14458   783650  SH         Defined     1,2,3   783650
INTERNATIONAL BUSINESS MACHINE   COM       459200101     59407   507925  SH         Defined     1,2,3   507925
JOHNSON & JOHNSON                COM       478160104      3499    50503  SH         Defined     1,2,3    50503
KLA-TENCOR CORP                  COM       482480100      1232    38935  SH         Defined     1,2,3    38935
MARKWEST ENERGY PARTNERS LP      UNIT      570759100     12304   486700  SH         Defined     1,2,3   486700
MARTIN MARIETTA MATERIALS INC    COM       573284106     49817   444875  SH         Defined     1,2,3   444875
MEDCO HEALTH SOLUTIONS INC       COM       58405U102     36766   817015  SH         Defined     1,2,3   817015
MERCK & CO INC                   COM       589331107       396    12550  SH         Defined     1,2,3    12550
METABOLIX INC                    COM       591018809       460    42300  SH         Defined     1,2,3    42300
MFA MORTGAGE INVTS CO            COM       55272X102     32743  5037455  SH         Defined     1,2,3  5037455
MICROSOFT CORP.                  COM       594918104      4341   162653  SH         Defined     1,2,3   162653
NORTHROP GRUMMAN CORP            COM       666807102      1412    23318  SH         Defined     1,2,3    23318
ORITANI FINANCIAL CORP           COM       686323106      8824   523675  SH         Defined     1,2,3   523675
PENN VIRGINIA RESOURCE PARTNER   COM       707884102      6368   386175  SH         Defined     1,2,3   386175
PEPSICO INC                      COM       713448108       618     8676  SH         Defined     1,2,3     8676
PETSMART INC                     COM       716768106      4119   166700  SH         Defined     1,2,3   166700
PIONEER NATURAL RESOURCES CO     COM       723787107       261     5000  SH         Defined     1,2,3     5000
POTLATCH CORP NEW                COM       737630103       269     5800  SH         Defined     1,2,3     5800
PROCTER & GAMBLE CO              COM       742718109       835    11986  SH         Defined     1,2,3    11986
PRUDENTIAL FINANCIAL INC         COM       744320102       410     5700  SH         Defined     1,2,3     5700
RAYONIER INC                     COM       754907103     38568   814525  SH         Defined     1,2,3   814525
ROMA FINANCIAL CORP              COM       77581P109     18992  1287575  SH         Defined     1,2,3  1287575
SANDISK CORP                     COM       80004C101      4336   221800  SH         Defined     1,2,3   221800
SCHERING PLOUGH CORP             COM       806605101       746    40400  SH         Defined     1,2,3    40400

SONOCO PRODUCTS CO               COM       835495102       951    32050  SH         Defined     1,2,3    32050
SOUTHWESTERN ENERGY CO           COM       845467109     51748  1694420  SH         Defined     1,2,3  1694420
SPECTRA ENERGY CORP              COM       847560109      3503   147200  SH         Defined     1,2,3   147200
STANLEY WORKS                    COM       854616109      4560   109245  SH         Defined     1,2,3   109245
TELEFLEX INC                     COM       879369106     23244   366100  SH         Defined     1,2,3   366100
TERADATA CORP                    COM       88076W103     36155  1854100  SH         Defined     1,2,3  1854100
TEVA PHARMACEUTICAL INDS LTD     ADR       881624209      1614    35242  SH         Defined     1,2,3    35242
TFS FINANCIAL CORP               COM       87240R107     46589  3721170  SH         Defined     1,2,3  3721170
THERMO FISHER SCIENTIFIC INC     COM       883556102     61360  1115635  SH         Defined     1,2,3  1115635
U.S. STEEL CORP                  COM       912909108     45086   580933  SH         Defined     1,2,3   580933
UNILEVER N V                     NY SHS    904784709      1755    62336  SH         Defined     1,2,3    62336
WAL MART STORES INC              COM       931142103      2854    47650  SH         Defined     1,2,3    47650
WATTS WATER TECHNOLOGIES INC     CL A      942749102       271     9900  SH         Defined     1,2,3     9900
WEYERHAEUSER CO                  COM       962166104     53860   889065  SH         Defined     1,2,3   889065
XTO ENERGY INC                   COM       98385X106     49336  1060534  SH         Defined     1,2,3  1060534
REPORT SUMMARY                   78 DATA RECORDS       1139190            3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED